CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.

Schedule of Investments

June 30, 2023

(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investments Portfolio
Operating Companies
Buyout						0.69%
Clovis Point II RIVS Investment, LLC (4)(6)	NAM	2017		$650,000	$263,869
Milton ZXP LLC - Class A Units (4)(6)	NAM	2018	6,029	602,900	1,205,800
Venture Capital						0.00%
TasteMade, Inc. (4)	NAM	2015	2,582	100,000	-

Total Operating Companies				1,352,900	1,469,669	0.69%

Private Investment Funds
Private Debt
Private Debt						7.70%
ABRY Advanced Securities Fund, L.P.	NAM	2008		-	4,076
Alloy Merchant Partners, L.P. (1)(2)	ROW	2018		475,064	181,771
Aviator Capital Fund IV US Feeder, L.P.	GL	2018		1,869,778	2,265,218
Aviator Capital Mid-Life Us Feeder Fund, LP	GL	2016		1,850,357	2,712,080
BDCM Opportunity Fund II, L.P.(1)	NAM	2006		501,444	105,328
Colbeck Strategic Lending Onshore Feeder, LP (2)	NAM	2016		3,930,533	3,951,011
Crestline Opportunities Fund III, LLC (1)	NAM	2016		1,919,571	3,072,402
Freedom Participation Partners I, LLC (1)	NAM	2016		1,247,460	38,232
Garrison Opportunity Fund II A LLC	GL	2010		-	1,612
Garrison Opportunity Fund LLC	GL	2009		-	1,795
ILS Property & Casualty Master Fund Ltd.	NAM	2014		1,523,944	5,820
India Asset Recovery Fund L.P.	AS	2006		-	275
MatlinPatterson Global Opportunities Partners III, L.P.	NAM	2007		860,392	481
Parabellum Partners II, LP (1)	NAM	2019		2,516,400	2,854,628
Rosebrook 2018 Co-Invest I, L.P. (3)	ROW	2018		1,023,648	713,437
Strategic Value Global Opportunities Fund I-A, L.P.	EU	2006		28,951	137,464
Tuckerbrook SB Global Distressed Fund I, L.P.	GL	2006		102,897	289,434

Total Private Debit (6)				17,850,439	16,335,064	7.70%

Private Equity
Buyout						24.67%
Advent Latin American Private Equity Fund IV-F L.P.	ROW	2007		201,045	101,651
Advent Latin American Private Equity Fund V-F L.P.	ROW	2010		1,125,971	494,337
Chicago Pacific Founders Fund II, LP (1)	NAM	2019		3,894,640	10,070,153
Clovis Point II, LP	NAM	2018		2,305,697	2,220,209
CRC (Atria) Investment Holdings, L.P. (3)(4)	NAM	2022		4,263,131	4,162,677
Darwin Private Equity I L.P.	EU	2007		1,251,657	26,187
Intervale Capital Fund, L.P.	NAM	2007		423,099	1,956
J.C. Flowers III L.P.	EU	2009		1,142,330	183,396
KF Partner Investments Fund III LP (2)	NAM	2019		2,061,175	2,717,795
Monomoy Capital Partners II, L.P.	NAM	2011		1,032,653	309,112
Monomoy Capital Partners III, L.P. (1)	NAM	2016		1,630,409	5,504,899
Reservoir Capital Partners (Cayman), L.P. (1)	GL	2006		31,595	70,987
Sovereign Capital Limited Partnership III	EU	2009		-	39,468
Sterling Capital Partners II, L.P. (1)	NAM	2005		190,740	11,467
Strattam Capital Investment Fund, L.P.	NAM	2014		3,286,699	3,919,124
Strattam Capital Investment Fund II, L.P.	NAM	2017		2,329,660	3,840,097
Strattam Capital Investment Fund III, L.P. (1)(2)	NAM	2021		5,410,781	5,055,794
Strattam Co-Invest Fund V, L.P.	NAM	2018		-	682,239
Strattam Co-Invest Fund VI, L.P.	NAM	2018		725,757	1,043,382
Strattam Co-Invest Fund VII, L.P.	NAM	2019		413,727	836,359
Strattam Co-Invest Fund IX, L.P. (3)	NAM	2023		3,743,772	3,742,777
Trivest Fund IV, L.P.	NAM	2007		12,230	7,215
Viburnum Equity 4, LP (1)(2)	ROW	2019		7,153,520	7,308,559
Growth Equity						9.40%
Catterton Growth Partners, L.P.	NAM	2007		1,929,339	610,353
Crosslink Crossover Fund V, L.P.	NAM	2007		316,468	100,025
Crosslink Crossover Fund VI, L.P.	NAM	2011		-	3,254,579
Gavea Investment Fund II A, L.P.	ROW	2007		-	7,501
Gavea Investment Fund III A, L.P.	ROW	2008		-	33,265
HealthCor Partners Fund, L.P.	NAM	2007		269,603	405,044
LoneTree I, L.P. (2)	NAM	2023		4,538,927	4,536,631
New Horizon Capital III, L.P. (1)	AS	2008		-	12,034
NGP Energy Technology Partners II, L.P.(1)	NAM	2008		690,970	307,627

Northstar Equity Partners III (1)	AS	2011	535,672	310,790
Orchid Asia IV, L.P. (1)	AS	2007	887,156	312,724
Pinto America Growth Fund, L.P.	NAM	2005	-	13,132
Saints Capital VI, L.P.	NAM	2008	1,659,216	380,618
Trustbridge Partners II, L.P. (1)	AS	2007	1,009,356	693,240
Trustbridge Partners III, L.P.	AS	2008	3,246,506	2,230,963
Trustbridge Partners IV, L.P. (1)	AS	2011	625	2,884,293
Trustbridge Partners V, L.P. (1)	AS	2014	4,312,894	3,855,960
Secondaries					1.51%
Private Equity Investment Fund V, L.P.	NAM	2009	5,677,931	3,195,492
Venture Capital					10.14%
Artis Ventures II, L.P.	NAM	2013	1,085,752	2,032,837
Chrysalis Ventures III, L.P.	NAM	2006	208,572	75,730
Dace Ventures I, LP	NAM	2007	347,577	137,462
Fairhaven Capital Partners, L.P.	NAM	2007	1,556,314	315,810
Founders Fund III, LP	NAM	2010	-	3,482,810
Founders Fund IV, LP	NAM	2012	-	4,750,754
Sanderling Venture Partners VI, L.P.	NAM	2004	94,987	14,410
Sanderling Venture Partners VI Co-Investment Fund, L.P.	NAM	2004	210,432	59,928
Tenaya Capital V, LP (1)	NAM	2007	24,309	79,111
Tenaya Capital VI, LP	NAM	2012	760,163	875,448
The Column Group, LP	NAM	2007	966,337	928,973
The Column Group II, LP	NAM	2014	1,999,372	4,189,905
The Column Group III, LP	NAM	2016	3,086,043	2,903,353
Tiger Global Private Investment Partners V, L.P.	AS	2008	1,219,100	1,111,478
Tiger Global Private Investment Partners VI, L.P.	AS	2010	-	497,621
Voyager Capital Fund III, L.P.	NAM	2006	286,772	58,905

Total Private Equity (6)			79,550,681	97,008,646	45.72%

Real Assets
Infrastructure					8.54%
Allied Strategic Partners Fund I-A, LP (3)	NAM	2021	10,142,467	10,376,781
EIV Capital Fund II, LP (1)	NAM	2014	2,877,033	2,344,079
Haddington Energy Partners III, L.P.	NAM	2005	604,735	1,446,802
TPF II-A, L.P.	NAM	2008	1,213,282	18,522
YTM6, LLC (2)	NAM	2022	3,470,498	3,925,175
Natural Resources					11.89%
EMG Iron Ore Holdco, LP	NAM	2019	476,106	763,642
Energy & Minerals Group Fund II, L.P. (1)	NAM	2011	2,295,341	2,464,569
Merit Energy Partners G, L.P. (1)	NAM	2008	2,854,173	1,386,431
Midstream & Resources Follow-On Fund, L.P.	ROW	2009	518,415	444,002
NGP IX Offshore Fund, L.P.(1)	NAM	2007	613,623	21,073
NGP Midstream & Resources, L.P.	ROW	2007	976,239	105,256
Pine Brook Capital Partners, L.P.	NAM	2007	1,747,294	233,408
Quantum Parallel Partners V, LP	NAM	2008	2,805,960	494,824
Sentient Global Resources Fund III, L.P.	ROW	2009	2,568,145	661,256
Sentient Global Resources Fund IV, L.P.	ROW	2011	1,833,312	496,158
Tembo Capital Co-Investment Partners I, LP (3)	ROW	2022	7,515,253	8,094,437
Tembo Capital Mining Fund III LP	GL	2020	6,175,819	6,585,113
Vortus Investments II, LP	NAM	2017	1,799,104	2,757,763
Vortus Investments, LP	NAM	2014	2,864,496	709,652
Real Estate					4.29%
Benson Elliot Real Estate Partners II, L.P.	EU	2006	349,758	6,625
Forum European Realty Income III, L.P.	EU	2007	820,961	64,470
GTIS Brazil Real Estate Fund (Brazilian Real) LP	ROW	2008	1,197,791	648,572
Lone Star Real Estate Fund II (U.S.), L.P.	GL	2009	58	3,799
Monsoon Infrastructure & Realty Co-Invest, L.P.	AS	2008	941,846	573,377
Northwood Real Estate Co-Investors LP (1)	NAM	2007	335,411	406,104
Northwood Real Estate Partners LP (1)	NAM	2007	1,068,143	1,314,261
ORBIS Real Estate Fund I (2)	AS	2006	1,969,703	360,537
Patron Capital, L.P. II	EU	2005	123,803	1,293
Patron Capital, L.P. III	EU	2007	598,435	28,254
Pennybacker IV, LP	NAM	2016	1,026,628	675,626
Phoenix Asia Real Estate Investments II, L.P.	AS	2006	823,410	711,806
Prescott Strategies Fund I LP	NAM	2017	2,134,503	1,993,483
Red Dot Holdings III, LP (1)(2)	NAM	2018	2,683,350	2,292,534
SBC US Fund II, LP	ROW	2011	789,902	39,565

Total Real Assets (6)			68,214,997	52,449,249	24.72%

Total Private Investment Funds (6)			165,616,117	165,792,959	78.14%

Total Private Investments Portfolio			166,969,017	167,262,628	78.83%

Cash Management Portfolio
Hedge Funds
Event Driven						0.46%
BDCM Partners I, L.P.	NAM	2019		1,364,736	973,954
Fortelus Special Situations Fund Ltd.	GL	2019		-	2,048
Global Macro						5.30%
GAM Systematic Core Macro (Cayman) Fund LP	GL	2019		8,500,000	11,251,022
Relative Value						14.01%
Anomaly Capital, LP	GL	2021		15,003,000	18,985,734
King Street Capital, L.P.(1)	NAM	2019		1,845	44,419
Magnetar Capital Fund LP	NAM	2020		-	45,442
Middle East North Africa Opportunities Fund, L.P.	ROW	2019	728	728,344	6,739
PIPE Equity Partners, LLC (2) (4)	NAM	2003		3,252,147	-
PIPE Select Fund, LLC (2) (4)	NAM	2009		2,866,761	-
Stark Select Asset Fund, LLC	ROW	2018		-	10,124
STS Partners Fund, LP	NAM	2019		1,286,019	3,646,467
The 1609 Fund Ltd.	NAM	2019	3,345	3,850,838	1,551,192
Valiant Capital Partners LP	NAM	2019		369,529	320,650
WMA Systematic Equity Alpha Long/Short Onshore Fund LP - Class A	GL	2022		5,004,000	5,120,013

Total Hedge Funds (6)				42,227,219	41,957,804	19.77%

Other Securities
Securities						0.39%
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 6.66%, due 10/1/2031 (1)(5)(7)	NAM	2019		3,118,300	825,000

Total Other Liquid Securities				3,118,300	825,000	0.39%

Total Cash Management Portfolio				45,345,519	42,782,804	20.16%

Total Investments				$212,314,536	$210,045,432	98.99%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2023 were $76,971,157.

All investments are non-income producing unless noted otherwise.

*	The Geographic Regions are abbreviated as follows: Asia (AS), Europe (EU), North America (NAM), Global (GL), and Rest of World (ROW). The “Rest of World” geographic region represents an investment strategy to make investments domiciled outside of Asia, Europe or North America. The “Global” geographic region represents an investment strategy to make investments domiciled in various locations throughout the world including Asia, Europe, North America and/or the rest of the world.
Refer to the Allocation of Investments in the unaudited section of the financial statements for the percent of Partners' Capital by Asset Class.
(1)	Income producing investment.
(2)	Affiliated investments for which ownership exceeds 5% of the investment's capital.
(3)	Affiliated investments for which ownership exceeds 25% of the investment's capital.
(4)	Valued in good faith pursuant to procedures approved by the Board of Directors as of June 30, 2023. The total of all such investments represents 2.65% of partners' capital.
(5)	CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.
(6)	Restricted investments as to resale.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.